Note 12 - Revenue from Unaffiliated Customers by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asia [Member]
Revenues	$ 889	$ 83
Europe And Middle East [Member]
Revenues	551
Rest Of The World [Member]
Revenues	7	$ 7
Revenues	$ 1,447	$ 90